Borrowed funds (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 5,000,000
Fed Funds purchased	0	5,340,000
FHLB advances	48,000,000	99,981,245
First Tennessee Bank	16,000,000	0
Debt and Capital Lease Obligations	$ 69,000,000	$ 110,321,245